Trade and other receivables - Trade receivables past due but not impaired and receivables factoring and related programs (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are past due
Trade receivables	€ 846	€ 920
Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	51	46
Up to three months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	38	40
Three to six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	4	4
Over six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	€ 9	€ 2